INTERIM CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Operating activities
Profit before tax	$ 104	$ 58	[1]
Non-cash adjustments to reconcile profit before tax to net cash flows
Depreciation, amortization and impairment loss	60	46
Finance costs	18	21
Finance income	(4)	(7)
Other non-operating loss, net	1	1
Net foreign exchange (gain) / loss, net	(6)	21
Changes in trade and other receivables and prepayments	7	1
Changes in trade and other payables	4	16
Changes in provisions, pensions and other	2	1
Interest paid	(16)	(14)
Interest received	4	2
Income tax paid	(13)	(18)
Net cash flows from operating activities	161	128
Investing activities
Purchase of property, plant and equipment	(50)	(35)
Purchase of intangible assets	(14)	(19)
Payments on deposits	(9)	(10)
Acquisition of subsidiaries, net of cash acquired	(165)	0
Net cash flows used in investing activities	(238)	(64)
Financing activities
Repayment of debt	(10)	0
Payment of principal portion of lease liabilities	(10)	(8)
Investment in shares of VEON Ltd.	0	(22)
Net cash flows used in financing activities	(20)	(30)
Net (decrease) / increase in cash and cash equivalents	(97)	34
Net foreign exchange difference	(5)	4
Cash and cash equivalents at beginning of period	455	674
Cash and cash equivalents at end of period	$ 353	$ 712

[1]	Prior period comparatives have been reclassified to conform with the current period presentation